SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash Flows from Operating Activities:
Net cash provided by operating activities	¥ 1,424,082	$ 195,098	¥ 2,171,013	¥ 1,849,430
Cash Flows from Investing Activities:
Purchase of other financial investments	(5,480,000)	(750,757)	(3,386,062)	(2,056,000)
Proceeds from disposal of other financial investments	5,610,908	768,691	3,926,509	1,254,285
Net cash provided by investing activities	(3,113,115)	(426,495)	100,045	52,559
Cash Flows from Financing Activities:
Dividends paid to shareholders	(122,333)	(16,760)
Repurchase of ordinary shares	(75,612)	(10,359)	(48,117)	(3,837)
Net cash used in financing activities	(277,226)	(37,980)	(569,278)	(489,123)
Effect of foreign exchange rate changes	9,212	1,263	(3,871)	2,486
Net increase/(decrease) in cash and cash equivalents	(1,957,047)	(268,114)	1,697,909	1,415,352
Cash, cash equivalents and restricted cash, beginning of year	6,058,604	830,025	4,360,695	2,945,343
Cash, cash equivalents and restricted cash, end of year	4,101,557	561,911	6,058,604	4,360,695
Reportable Legal Entities | Parent Company
Cash Flows from Operating Activities:
Net cash provided by operating activities	239,590	32,824	(25,459)	(22,907)
Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties	64,241	8,801	49,654	9,766
Proceeds from disposal of other financial investments	30,908	4,234	22,682	33,215
Net cash provided by investing activities	95,149	13,035	72,336	42,981
Cash Flows from Financing Activities:
Dividends paid to shareholders	(122,333)	(16,760)
Repurchase of ordinary shares	(75,612)	(10,359)	(48,117)	(3,837)
Net cash used in financing activities	(197,945)	(27,119)	(48,117)	(3,837)
Effect of foreign exchange rate changes	(1,322)	(181)	426	1,273
Net increase/(decrease) in cash and cash equivalents	135,472	18,559	(814)	17,510
Cash, cash equivalents and restricted cash, beginning of year	23,160	3,174	23,974	6,464
Cash, cash equivalents and restricted cash, end of year	¥ 158,632	$ 21,733	¥ 23,160	¥ 23,974